LEASES - Balance Sheet Information (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating lease, liability, current, statement of financial position [Extensible Enumeration]	Other current liabilities
Operating lease, liability, noncurrent, statement of financial position [Extensible Enumeration]	Other long-term liabilities
Finance lease, right-of-use asset, statement of financial position [Extensible Enumeration]	Property, plant and equipment, net
Operating leases:
Operating lease right-of-use assets	$ 161,974
Other current liabilities	11,056
Other long-term liabilities	185,323
Total operating lease liabilities	196,379
Finance leases:
Total finance lease assets	10,567
Finance lease liabilities, current portion	4,183
Finance lease liabilities, net of current portion	6,083
Total finance lease liabilities	$ 10,266